Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share
The reconciliation of the numerators and denominators used for the computation of basic and diluted earnings per share is as follows:

	Three Months Ended March 31,
	2013	2012
	(in thousands, except per share data)
Numerator:
Income (loss) from continuing operations	$40,298	$(33,836)
Loss from discontinued operations, net of taxes	(5,136)	(4,506)
Net income (loss)	$35,162	$(38,342)

Denominator:
Weighted average basic shares	158,931	139,208
Add effect of stock equivalents	2,194	—
Weighted average diluted shares	161,125	139,208